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                          GT GLOBAL NEW DIMENSION FUND

               SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                            DATED SEPTEMBER 10, 1997
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THE FOLLOWING SUPPLEMENTS THE DISCUSSION UNDER "INVESTMENT RESULTS" WITH RESPECT
TO EACH FUND: GT Global describes the major stages of economic development as revolving in a "virtuous cycle." From time to time, each Fund and GT Global may discuss the virtuous cycle in its sales literature and advertising. This cycle operates worldwide, forcing companies to become increasingly competitive in an ever-expanding global marketplace. GT Global has identified the following sequential stages within the virtuous cycle:

FALLING BORDERS AND TRADE BARRIERS: Barriers between countries diminish, increasing the potential for world trade and promoting global competition.

CAPITAL FLOWS FROM DEVELOPED MARKETS TO EMERGING MARKETS: As barriers fall, restrictions on the free movement of capital in and out of a country are often reduced or removed. The flow of money from developed to developing markets gains momentum.

INDUSTRIALIZATION OF EMERGING MARKETS: With capital flowing across borders, many developing nations are able to quickly begin their process of industrialization.

INCREASED DEMAND FOR GLOBAL CONSUMER PRODUCTS: As people in emerging markets experience rising standards of living due to increased industrialization, they demand more consumer products which can help spur global trade flows.

GT Global believes that we increasingly live in a world without boundaries in terms of trade, competition and investment opportunities. Therefore, GT Global believes it's becoming more relevant to look at investing in terms of industrial groupings, or themes, as an alternative to the traditional, primary focus on regions. GT Global believes such themes make movement possible between stages in the virtuous cycle of economic progress.

GENERAL INFORMATION ABOUT THE UNDERLYING THEME PORTFOLIOS
Each Underlying Theme Portfolio may invest worldwide across industries within the Portfolio's area of concentration without national or regional restrictions. The ability of each Underlying Theme Portfolio to invest worldwide may allow the portfolio managers to select industries in different economic cycles and varying stages of development, though there is no assurance that the managers will be successful in this selection.

Each Underlying Theme Portfolio's area of concentration reflects the underlying theme of the Portfolio. GT Global believes that there are certain social, political and economic trends that may benefit one or more industries within an Underlying Theme Portfolio's area of concentration. Of course, there is no assurance that any of the Funds will benefit as a result.

HEALTH CARE FUND
From time to time the Fund and GT Global will quote information including data regarding:

    / / Trading volume, number of listed companies and the largest companies of the global health care industry

    / / Expenditures by various countries, regions and age groups on health care

    / / Population of countries, regions and age groups

    / / Natality and mortality rates in various regions, countries and age groups

    / / Life expectancy rates in various regions, countries and age groups

    / / New health care products and products seeking approval

    / / Health maintenance organizations (HMOs) and their enrollment growth

    / / Studies from, but not limited to, the American Medical Association showing the effectiveness of using drugs to cure illness

    / / Medical technology and devices in use or in development

    / / Regulatory environment of health care industries

    / / Consolidation in the health care industries
The information quoted has not been independently verified by the Fund or GT Global and will be based on data provided that is believed to be reliable and accurate from sources including the following:

    / / Research firms such  as Mehta and  Isaly which publishes  PHARMACEUTICAL
        PORTFOLIO RECOMMENDATIONS

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                          GT GLOBAL NEW DIMENSION FUND

    / / OECD and its publications such as the OECD HEALTH DATA, as supplemented annually

    / / Morgan Stanley Capital International stock market industry indices such as Health & Personal Care

    / / The  World  Bank  and its  publications  such as  THE  WORLD DEVELOPMENT
        REPORT, as supplemented annually

    / / IFC and publications such as the EMERGING STOCK MARKETS FACTBOOK

INFORMATION ABOUT THE GLOBAL HEALTH CARE INDUSTRIES
The Fund and the Manager believe that certain market and demographic factors merit an investor's consideration when making a health care investment.
Worldwide standards of living and life expectancy have increased at a substantial rate. Chancellor LGT Asset Management, Inc. (the "Manager"), the investment adviser to the GT Global Mutual Funds, expects this growth, which works to the general benefit of the global health care industry, to continue at a roughly comparable rate in the future, although no assurances can be given in this regard. Moreover, according to the Manager, the health care industry historically has proven to be a relatively non-cyclical industry that continues to provide goods and services to the public in periods of economic weakness as well as economic strength.

The Manager believes that the anticipated increase in the world's elderly population could increase demand for health care products and services. For example, according to data compiled by the Manager, in Japan the number of people age 65 and older is expected to grow over 100% by the year 2025; in Germany, France and the U.S., the same age group should grow 40%. Similarly, the U.S. Census Bureau predicts the number of Americans 85 and older to double in the next 30 years. From time to time, the Fund and GT Global will quote information including, but not limited to, international data regarding populations, birth rates, mortality rates, life expectancy, health care expenditures, and gross domestic product vs. life expectancy. The information quoted has not been independently verified by the Fund or GT Global and will be based on data that is believed to be reliable and accurate.

TELECOMMUNICATIONS FUND
From time to time the Fund and GT Global will quote information including data regarding:

    / / Increased  usage  of  new  technologies such  as,  but  not  limited to,
        cellular  and  wireless  communications  in  emerging  and   established
        countries around the world

    / / Supply and demand of telephone equipment and services

    / / Regulatory environment of telecommunications industries

    / / Revenue, price and usage of telecommunications products and services

    / / Privatization and/or deregulation of telecommunications companies

The information quoted has not been independently verified by the Fund or GT Global and will be based on data provided that is believed to be reliable and accurate from sources including the following:

    / / Salomon Brothers World Equity Telecommunications Index, which includes stock market data about the telecommunications industry in established and developing markets

    / / OECD   and  other  publications  from   its  subsidiaries  such  as  the
        International Telecommunications Union

    / / Morgan Stanley Capital International stock market industry indices such as Telecommunications, Broadcasting & Publishing and Data Processing & Reproduction

    / / International Technology Consultants, a Washington D.C. based firm which publishes reports such as EASTERN EUROPEAN & SOVIET TELECOM REPORT and LATIN AMERICAN TELECOM REPORT

    / / Telegeography and other publications

DEREGULATION IN THE UNITED STATES
The United States has been the bellwether for deregulation of the telephone industry. The divestiture of the Bell System from American Telephone and Telegraph has produced competing companies in the United States. Such U.S. market-driven competition has, for example, led to lower costs for consumers which in turn led to greater consumer usage and to higher industrywide revenues. The Manager expects this scenario to continue to benefit such companies in the U.S. and similarly to be realized by the established telecommunications companies in established economies, although no assurances can be made in this regard.

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                          GT GLOBAL NEW DIMENSION FUND

CONSUMER PRODUCTS AND SERVICES FUND
From time to time the Fund and GT Global will quote information including data regarding:

    / / Trading volume, number of listed companies and the largest companies located around the world in the consumer products and services industries

    / / Expenditures, demand and consumption by various countries, regions, income classes and age groups of consumer products and services

    / / Population of countries, regions and age groups

    / / Life expectancy rates in various regions, countries and age groups

    / / New consumer products and services in the development or manufacturing stages

    / / Income of various regions, countries and age groups

    / / Sales and sales growth of consumer products and services companies in their own country and abroad

    / / Sales, supply and demand of consumer products and services

    / / Parent companies and the products and services they distribute

    / / Regulatory environment of consumer products industries

        The information quoted will not be independently verified by the Fund or GT Global and will be based on data provided that is believed to be reliable and accurate from sources including, but not limited to, the following:

    / / Consumer and trade groups

    / / Fortune magazine and other periodicals

    / / The World Bank and its publications

    / / The International Monetary Fund (IMF) and its publications

    / / IFC and its publications

    / / OECD and its publications

INFRASTRUCTURE FUND
From time to time the Fund and GT Global may quote information including:

    / / Supply and demand of telephone equipment and services, electricity, water, transportation, construction materials and other infrastructure related products and services

    / / Regulatory environment of infrastructure industries

    / / Quantity and costs of current and projected infrastructure projects

    / / Privatization of industries and companies

    / / New   technologies,  products   and  services   used  in  infrastructure
        industries

    / / Infrastructure Finance Magazine and other periodicals

FINANCIAL SERVICES FUND
From time to time the Fund and GT Global may quote information including:

    / / Supply and demand of financial services

    / / Regulatory environment of financial service industries

    / / Credit ratings of U.S. and non-U.S. banks

    / / New technologies, products and services used in the financial services industries

    / / Consolidation in the financial services industries

NATURAL RESOURCES FUND
From time to time the Fund and GT Global may quote information including:

    / / Supply, demand and prices of natural resources

    / / Regulatory environment of natural resources

    / / Supply,   demand  and  prices  of  products  manufactured  from  natural resources

    / / New technologies, products  and services used  in the natural  resources industries
                                                                 October 6, 1997

DIMSA710.GT

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